Intangible assets and goodwill_Describtion of goodwill (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Goodwill [Abstract]
Description Of Factors That Make Up Goodwill Of Intangible Assets	Goodwill is allocated to cash-generating units, based on management's analysis, that are expected to benefit from the synergies of the combination for impairment testing, and cash-generating units consist of an operating segment or units which are not larger than an operating segment. The recoverable amount of a cash-generating unit is measured at the higher of its fair value less costs to sell and its value in use. The fair value less costs to sell is the amount obtainable from the sale in an arm's length transaction between knowledgeable, willing parties, less the costs of disposal. If it is difficult to measure the amount obtainable from the sale, the Group measures the fair value less costs to sell by reflecting the characteristics of the measured cash-generating unit. If it is not possible to obtain reliable information to measure the fair value less costs to sell, the Group uses the asset's value in use as its recoverable amount. Value in use is the present value of the future cash flows expected to be derived from an asset or cash-generating unit. The projections of the future cash flows are based on the most recent financial budget approved by management and generally cover a period of five years. The future cash flows after projection period are estimated on the assumption that the future cash flows will increase by 3.0% for all other cash-generating units. The key assumptions used for the estimation of the future cash flows are the market size and the Group's market share. The discount rate is a pre-tax rate that reflects assumptions regarding risk-free interest rate, market risk premium and the risks specific to the asset for which the future cash flow estimates have not been adjusted.	Goodwill is allocated to cash-generating units, based on management's analysis, that are expected to benefit from the synergies of the combination for impairment testing, and cash-generating units consist of an operating segment or units which are not larger than an operating segment. The recoverable amount of a cash-generating unit is measured at the higher of its fair value less costs to sell and its value in use. The fair value less costs to sell is the amount obtainable from the sale in an arm's length transaction between knowledgeable, willing parties, less the costs of disposal. If it is difficult to measure the amount obtainable from the sale, the Group measures the fair value less costs to sell by reflecting the characteristics of the measured cash-generating unit. If it is not possible to obtain reliable information to measure the fair value less costs to sell, the Group uses the asset's value in use as its recoverable amount. Value in use is the present value of the future cash flows expected to be derived from an asset or cash-generating unit. The projections of the future cash flows are based on the most recent financial budget approved by management and generally cover a period of five years. The future cash flows after projection period are estimated on the assumption that the future cash flows will increase by 3.0% for all other cash-generating units. The key assumptions used for the estimation of the future cash flows are the market size and the Group's market share. The discount rate is a pre-tax rate that reflects assumptions regarding risk-free interest rate, market risk premium and the risks specific to the asset for which the future cash flow estimates have not been adjusted.